Schedule of expected future minimum lease payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	$ 1,321
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	1,287
1 - 3 years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	34
4 - 5 years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net